Breakdown of expenses by nature - Sensitivity Analysis (Details)	Dec. 31, 2022
Analysis of income and expense [abstract]
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Percentage of reasonably possible increase in actuarial assumption	0.50%
Discount rate
Disclosure of defined benefit plans [line items]
Decrease in assumption	5.10%
Increase in assumption	(4.70%)
Salary increases
Disclosure of defined benefit plans [line items]
Decrease in assumption	(4.70%)
Increase in assumption	5.10%
Turnover rates
Disclosure of defined benefit plans [line items]
Decrease in assumption	1.00%
Increase in assumption	(1.00%)